Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2019	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,307	1,265	878	164
Guarantees on loans	289	164	46	79
Guarantees on securities	145	91	54	—
Other guarantees	2,324	1,447	834	43
Guarantees for the repayment of trust principal	65	—	47	18
Liabilities of trust accounts	362	61	148	153
Derivative financial instruments	14,170	5,807	6,434	1,929

2020	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,456	1,511	735	210
Guarantees on loans	301	204	34	63
Guarantees on securities	110	22	88	—
Other guarantees	2,314	1,925	319	70
Guarantees for the repayment of trust principal	59	—	42	17
Liabilities of trust accounts	446	80	201	165
Derivative financial instruments	21,756	11,045	7,951	2,760

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2019 and 2020:

	2019	2020
	(in billions of yen)
Commitments to extend credit (Note)	76,857	76,633
Commercial letters of credit	778	690

Total	77,635	77,323

Note: Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2020:

	As of March 31, 2020
	(in millions of yen, except for remaining lease term and discount rate)
ROU assets (Note)	613,068
Lease liabilities (Note)	627,250
Weighted average:
Remaining lease term	15.7	years
Discount rate	0.55%

Note:	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information
The following table presents lease cost and supplemental information related to operating leases for the fiscal year ended March 31, 2020:

Fiscal year ended March 31, 2020
(in millions of yen)
Lease cost (Note)	126,840
ROU assets obtained in exchange for new lease liabilities	60,047
Operating cash flows	102,066

Note:
Lease cost for operating leases are included in Occupancy
expenses
on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant. Total rental expense for the fiscal years ended March 31, 2018 and 2019 prior to the adoption of ASU No.2016-02 was ¥117,270 million and ¥115,239 million, respectively.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of March 31, 2020:

As of March 31, 2020
(in millions of yen)
Fiscal year ending March 31:
2021	93,997
2022	68,268
2023	54,377
2024	47,608
2025	41,539
2026 and thereafter	346,741

Total lease payments	652,530

Amount representing interest	25,280

Total lease liabilities for operating leases	627,250

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2019 and 2020:

	2019	2020
	(in billions of yen)
Investment grade	4,124	4,233
Non-investment grade	941	948

Total	5,065	5,181